Provisions - Schedule of Provisions (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Provisions [Line Items]
Totals	$ 135,090	$ 177,827	$ 214,903
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	90,739	102,877
Mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Totals		38,120
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Totals	39,775	34,271	$ 45,848
Contingencies [member]
Disclosure of Other Provisions [Line Items]
Totals	$ 4,576	$ 2,559